Columbia Dividend Income Fund           Prospectus, March 1, 2003 As Revised
                                        October 27, 2003
-------------------------------------------------------------------------------

Class A, B and C Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  6

YOUR ACCOUNT                              8
--------------------------------------------
How to Buy Shares.......................  8
Sales Charges...........................  9
How to Exchange Shares.................. 13
How to Sell Shares...................... 13
Fund Policy on Trading of Fund Shares... 14
Distribution and Service Fees........... 14
Other Information About Your Account.... 15

MANAGING THE FUND                        17
--------------------------------------------
Investment Advisor...................... 17
Portfolio Managers...................... 17

FINANCIAL HIGHLIGHTS                     18
--------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund
-------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The advisor looks for investments that it believes offer prospects for dividend growth and capital appreciation.

The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the advisor believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

    ------------------------------------------------------------------------
      Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.
      Growth stocks generally offer the potential for strong revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.
    ------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes

---

The Fund


over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and issuer risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

Lower-rated debt securities. Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

                                                                             ---

The Fund



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges./(1)/ The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar year total returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations./(1)/ They include the effects of Fund expenses, but not the effects of sales charges. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

         Average annual total returns are a measure of the Fund's Class T average performance, for Class A shares, and Class G average performance, for Class B and C shares, over the past one-year and life of the Fund periods. They include the effects of Class T or Class G expenses, as applicable. The table shows for each class the relevant performance adjusted to reflect the effects of the sale charges of each class./(2)/

         The Fund's returns are compared to the Russell 1000 Value
         Index, an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Fund's returns were compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely
         held large-capitalization U.S. stocks listed on the New
         York Stock Exchange, the American Stock Exchange and
         NASDAQ. The Russell 1000 Value Index more closely
         approximates the Fund's portfolio. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes
         and are not professionally managed. It is not possible to
         invest directly in indices.
       ------------------------------------------------------------------

---

The Fund



 Calendar Year Total Returns (Class A)/(1)/

                                    [CHART]

1999    2000   2001    2002
-----  ------  -----  -------
0.05%  22.22%  8.00%  -20.64%

  The Fund's year-to-date total       For the period shown in bar chart:
  return through September 30, 2003   Best quarter: 4th quarter 2001, +16.96%
  was +7.92%                          Worst quarter: 3rd quarter 2002, -19.80%

(1) Class A, B and C shares are newer classes of shares and have not completed a full calendar year. The bar chart total returns shown are for Class A shares and include the returns of the Fund's Class T shares, which include the returns of Retail A Shares of the Galaxy Strategic Equity Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to November 25, 2002. Class T shares are not offered in this prospectus. Class A, B and C shares would have had substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

                                                                             ---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2002/(2)/

                                                                       Life of
                                                               1 Year  the Fund
Class A (%)
  Return Before Taxes                                          -25.20    0.28
  Return After Taxes on Distributions                          -25.35   -1.17
  Return After Taxes on Distributions and Sale Fund Shares     -15.47   -0.36
Class B (%)
  Return Before Taxes                                          -25.10    0.56
  Return After Taxes on Distributions                          -25.12   -0.82
  Return After Taxes on Distributions and Sale of Fund Shares  -15.41   -0.08
Class C (%)
  Return Before Taxes                                          -22.04    0.88
  Return After Taxes on Distributions                          -22.06   -0.48
  Return After Taxes on Distributions and Sale of Fund Shares  -13.53    0.18
----------------------------------------------------------------------------------
S&P 500 Index (%)                                              -22.09  -2.25/(3)/
----------------------------------------------------------------------------------
Russell 1000 Value Index                                       -15.52   0.14/(3)/
----------------------------------------------------------------------------------

(2) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception. The returns shown for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class G) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. The returns have not been restated to reflect any differences in expenses between the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.
(3) Performance information is from February 28, 1998.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
         .  Class B shares convert to Class A shares after eight years
       ------------------------------------------------------------------

---

The Fund



 Shareholder Fees/(4)/ (paid directly from your investment)

                                                                       Class A    Class B Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 5.75        0.00    0.00
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00/(5)/   5.00    1.00
-------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(6)/     /(6)/   /(6)/

(4) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.
(5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(6) There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                    Class A   Class B Class C
  Management fees/(7)/ (%)                          0.82       0.82    0.82
  ---------------------------------------------------------------------------
  Distribution and service (12b-1) fees (%)         0.25/(8)/  1.00    1.00
  ---------------------------------------------------------------------------
  Other expenses/(9)/ (%)                           0.36       0.36    0.36
  ---------------------------------------------------------------------------
  Total annual fund operating expenses/(8)(9)/ (%)  1.43       2.18    2.18
  ---------------------------------------------------------------------------

(7) Management fees include 0.75% of advisory fees and 0.07% of administration fees.
(8) The Fund may pay distribution and service fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but will limit such fees to an aggregate of not more than 0.25% for Class A shares during the current fiscal year.
(9) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund that will be effective November 1, 2003. If the prior transfer agency fees were reflected in the table, other expenses for Classes A, B and C would be 0.35%, 0.35% and 0.36%, respectively, and total annual fund operating expenses would be 1.42%, 2.17% and 2.18%, respectively.

 Example Expenses (your actual costs may be higher or lower)

       Class                             1 Year 3 Years 5 Years 10 Years
       Class A                            $712  $1,001  $1,312   $2,190
       -----------------------------------------------------------------
       Class B: did not sell your shares  $221    $682  $1,169   $2,323
                sold all your shares at
                the end of the period     $721    $982  $1,369   $2,323
       -----------------------------------------------------------------
       Class C: did not sell your shares  $221    $682  $1,169   $2,513
                sold all your shares at
                the end of the period     $321    $682  $1,169   $2,513

                                                                             ---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.

    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Investment.......................................... $1,000
      Subsequent Investments......................................    $50
      Automatic Investment Plan*..................................    $50
      Retirement Plan*............................................    $25
      * The initial investment minimum of $1,000 is waived on
      these plans.
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------

 Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in one
                   fund for shares of the same class of the Fund at no
                   additional cost. There may be an additional charge if
                   exchanging from a money market fund. To exchange by
                   telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. The designated amount will
                   be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or
                   change the amount of the exchange (subject to the $100
                   minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this
                   feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.

---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

       ------------------------------------------------------------------

         CHOOSING A SHARE CLASS
         The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

         The Fund also offers three additional classes of shares --
         Class T, G and Z shares exclusively to certain institutional and other investors through separate prospectuses.
       ------------------------------------------------------------------

Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class A Sales Charges

                                                             % of offering
                                       As a % of                 price
                                       the public   As a%     retained by
                                        offering   of your     financial
      Amount invested                    price    investment    advisor
      Less than $50,000                   5.75       6.10        5.00
      --------------------------------------------------------------------
      $50,000 to less than $100,000       4.50       4.71        3.75
      --------------------------------------------------------------------
      $100,000 to less than $250,000      3.50       3.63        2.75
      --------------------------------------------------------------------
      $250,000 to less than $500,000      2.50       2.56        2.00
      --------------------------------------------------------------------
      $500,000 to less than $1,000,000    2.00       2.04        1.75
      --------------------------------------------------------------------
      $1,000,000 or more                  0.00       0.00        0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

                                                                             ---

Your Account


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $ 1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

  ----------------------------------------------------------------------------

    UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
    Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. Ask your financial advisor or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
  ----------------------------------------------------------------------------

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

---

Your Account



Purchases of less than $250,000

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             5.00
                 ---------------------------------------------
                     Through second year            4.00
                 ---------------------------------------------
                     Through third year             3.00
                 ---------------------------------------------
                     Through fourth year            3.00
                 ---------------------------------------------
                     Through fifth year             2.00
                 ---------------------------------------------
                     Through sixth year             1.00
                 ---------------------------------------------
                     Longer than six years          0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

Purchases of $250,000 to less than $500,000:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              3.00
                 ---------------------------------------------
                    Through second year             2.00
                 ---------------------------------------------
                    Through third year              1.00
                 ---------------------------------------------
                    Longer than three years         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

                                                                             ---

Your Account



Purchases of $500,000 to less than $1 million:

 Class B Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                      Through first year            3.00
                 ---------------------------------------------
                      Through second year           2.00
                 ---------------------------------------------
                      Through third year            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Class C shares Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

 Class C Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                     Through first year             1.00
                 ---------------------------------------------
                     Longer than one year           0.00

---

Your Account



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund.

Shareholders of Columbia Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policies. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Funds Distributor, Inc. at no
                   additional cost. To exchange by telephone, call
                   1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                   Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                   period. You do not need to set up this feature in advance
                   of your call. Certain restrictions apply to retirement
                   accounts. For details, call 1-800-345-6611.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund' s name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter, and signatures must be
                   guaranteed by either a bank, a member firm of a national
                   stock exchange or another eligible guarantor institution.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611. Mail your letter of instruction to Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund is not intended for short-term or frequent trading in its shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Columbia Funds Distributor, Inc.), reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

---

Your Account



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

                                                                             ---

Your Account



       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

   Reinvest all distributions in additional shares of your current fund
 -----------------------------------------------------------------------------
   Reinvest all distributions in shares of another fund
 -----------------------------------------------------------------------------
   Receive dividends in cash (see options below) and reinvest capital gains
 -----------------------------------------------------------------------------
   Receive all distributions in cash (with one of the following options):
 .  send the check to your address of record
 .  send the check to a third party address
 .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100
Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. The investment advisor is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969. As of December 31, 2002, Columbia Management and its affiliates managed over $145 billion in assets.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc., (Fleet), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet was the investment advisor to the Fund. As a result of the merger, Columbia Management is now the investment advisor to the Fund.

For the 2003 fiscal year, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Scott L. Davis, a vice president of the advisor, is a co-manager for the Fund and has co-managed the Fund since November 2001. Mr. Davis has been with the advisor and its predecessor since 1985. Mr. Davis received an MA degree from the University of Connecticut.

Richard Dahlberg, CFA, a senior portfolio manager and head of the advisor's large cap value team, is a co-manager of the Fund and has co-managed the Fund since October 2003. Prior to joining the advisor in September 2003, Mr. Dahlberg managed value investments for the last 30 years, most recently with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002 and with Pioneer Investment Management, Inc. from September 1998 to November 2001. Mr. Dahlberg received an MBA degree from the Wharton School of the University of Pennsylvania.

Other members of the advisor's large cap value team also participate in the management of the Fund.

                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the period ended November 25, 2002 to April 30, 2003, and is unaudited. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). You can request a free annual report by calling 1-800-426-3750.

 The Fund

                                                        (Unaudited)
                                                        Period ended
                                                         April 30,
                                                         2003/(a)/
                                                          Class A
                                                        ------------
            Net asset value --
            Beginning of period ($)                         9.01
           ---------------------------------------------------------
            Income from Investment Operations ($):
              Net investment income/(b)/                    0.06
              Net realized and unrealized gain (loss)      (0.50)
           ---------------------------------------------------------
              Total from Investment Operations             (0.44)
           ---------------------------------------------------------
            Less Distributions Declared
            to Shareholders ($):
              From net investment income                   (0.04)
           ---------------------------------------------------------
            Net asset value --
            End of period ($)                               8.53
           ---------------------------------------------------------
             Total return (%)/(c)(d)/                      (4.90)
           ---------------------------------------------------------
            Ratios to average net assets (%):
              Expenses                                      1.36
              Net investment income                         1.70
             Portfolio turnover rate (%)                      19
             Net assets, end of period (000's) ($)            87

(a) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

---

Financial Highlights



 The Fund

                                                             (Unaudited)
                                                             Period ended
                                                              April 30,
                                                              2003/(a)/
                                                               Class B
                                                             ------------
        Net Asset Value --
        Beginning of Period ($)                                  8.82
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(b)/                             0.04
          Net realized and unrealized loss on investments       (0.48)
       ------------------------------------------------------------------
          Total from Investment Operations                      (0.44)
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.02)
          Net Asset Value, End of Period                         8.36
       ------------------------------------------------------------------
         Total Return (%)/(c)(d)/                               (5.02)
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(e)(f)/                                       2.25
          Net investment income/(e)(f)/                          1.08
         Portfolio turnover rate (%)/(d)/                          19
         Net assets, end of period (000's) ($)                    116

(a) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

                                                                             ---

Financial Highlights



 The Fund

                                                             (Unaudited)
                                                             Period ended
                                                              April 30,
                                                              2003/(a)/
                                                               Class C
                                                             ------------
        Net Asset Value --
        Beginning of Period ($)                                  8.82
       ------------------------------------------------------------------
        Income from Investment Operations ($):
          Net investment income/(b)/                             0.06
          Net realized and unrealized loss on investments       (0.51)
       ------------------------------------------------------------------
          Total from Investment Operations                      (0.45)
       ------------------------------------------------------------------
        Less Distributions Declared
        to Shareholders ($):
          From net investment income                            (0.02)
          Net Asset Value, End of Period                         8.35
       ------------------------------------------------------------------
         Total Return (%)/(c)(d)/                               (5.13)
       ------------------------------------------------------------------
        Ratios to Average Net Assets/Supplemental Data (%):
          Expenses/(e)(f)/                                       2.31
          Net investment income/(e)(f)/                          1.66
         Portfolio turnover rate (%)/(d)/                          19
         Net assets, end of period (000's) ($)                    189

(a) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.

---

Notes
-------------------------------------------------------------------------------

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                                                                             ---

Notes


================================================================================

---

Notes


================================================================================

                                                                            ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI (formerly named Liberty-Stein Roe Funds Investment Trust): 811-4978

..  Columbia Dividend Income Fund (formerly named Columbia Strategic Equity Fund)

--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       Advised by Columbia Management Advisors, Inc.

       (c)2003 Columbia Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750  www.columbiafunds.com
                                                               727-01/968P-1003

Columbia Dividend Income Fund           Prospectus, March 1, 2003 As Revised
                                        October 27, 2003
-------------------------------------------------------------------------------

Class T and G Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  6

YOUR ACCOUNT                              8
--------------------------------------------
How to Buy Shares.......................  8
Sales Charges...........................  9
How to Exchange Shares.................. 11
How to Sell Shares...................... 11
Fund Policy on Trading of Fund Shares... 12
Distribution and Service Fees........... 12
Other Information About Your Account.... 13


MANAGING THE FUND                        15
--------------------------------------------
Investment Advisor...................... 15
Portfolio Managers...................... 15

FINANCIAL HIGHLIGHTS                     16
--------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia (formerly named Liberty) Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The advisor looks for investments that it believes offer prospects for dividend growth and capital appreciation.

The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the advisor believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

        ----------------------------------------------------------------

          Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

          Growth stocks generally offer the potential for strong
          revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.
        ----------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset

---

The Fund


classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and issuer risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

Lower-rated debt securities. Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

                                                                             ---

The Fund



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares excluding sales charges./(1) /The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for 1 year and the life of the Fund./(2) /The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar year total returns show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations./(1)/ They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

         Average annual total returns are a measure of the Fund's average performance over the past one-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges./(2)/

         The Fund's returns are compared to the Russell 1000 Value
         Index, an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Fund's returns were compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely
         held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The Russell 1000 Value
         Index more closely approximates the Fund's portfolio. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.
       ------------------------------------------------------------------

---

The Fund



 Calendar Year Total Returns (Class T)/(1)/

                                    [CHART]

1999    2000    2001    2002
-----  ------  -----  -------
0.05%  22.22%  8.00%  -20.64%



    The Fund's year-to-date total  For period shown in bar chart:
    return through September 30,   Best quarter: 4th quarter 2001, +16.96%
    2003 was +7.87%.               Worst quarter: 3rd quarter 2002, -19.80%
--------------------------------------------------------------------------------
(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Strategic Equity Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class T shares were initially offered by the Fund. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2002/(2)/

                                                           Life of
                                                   1 Year  the Fund
          Class T (%)
           Return Before Taxes                     -25.20    0.28
           Return After Taxes on Distributions     -25.35   -1.17
           Return After Taxes on Distributions
             and Sale of Fund Shares               -15.47   -0.36
          Class G (%)
           Return Before Taxes                     -25.18    0.37
           Return After Taxes on Distributions     -25.21   -1.02
           Return After Taxes on Distributions
             and Sale of Fund Shares               -15.46   -0.24
          ------------------------------------------------------------
          Russell 1000 Value Index (%)             -15.52   0.14/(3)/
          ------------------------------------------------------------
          S&P 500 Index (%)                        -22.09  -2.25/(3)/
          ------------------------------------------------------------

(2) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class T and Class G shares were initially offered by the Fund. Retail A Shares and Retail B Shares of the Galaxy Fund were initially offered on March 4, 1998. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.
(3) Performance information is from February 28, 1998.

                                                                             ---

The Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

------------------------------------------------------------------

  UNDERSTANDING EXPENSES
  Sales Charges are paid directly by shareholders to Columbia
  Funds Distributor, Inc., the Fund's distributor.

  Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

  Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
  .  $10,000 initial investment
  .  5% total return for each year
  .  Fund operating expenses remain the same
  .  Reinvestment of all dividends and distributions
  .  Class G shares convert to Class T shares after eight
     years
------------------------------------------------------------------

 Shareholder Fees/(3) /(paid directly from your investment)

                                                                       Class T   Class G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                5.75       0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)  1.00/(4)/  5.00
----------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      /(5)/    /(5)/

(3) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.
(4) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.
(5) There is a $7.50 charge for wiring sale proceeds to your bank.

---

The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                     Class T      Class G
    Management fee/(9)/ (%)                         0.82          0.82
    -----------------------------------------------------------------------
    Distribution and service (12b-1) fees (%)       0.00          0.95/(6)/
    -----------------------------------------------------------------------
    Other expenses/(10)/ (%)                        0.66/(8)(9)/  0.36
    -----------------------------------------------------------------------
    Total annual fund operating expenses/(10)/ (%)  1.48/(9)/     2.13
    -----------------------------------------------------------------------

(6) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.
(8) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.
(9) Management fees include 0.75% of advisory fees and 0.07% of administration fees. The advisor and/or its affiliates have agreed to reimburse 0.01% of transfer agency fees for Class T shares. If this waiver was reflected in the table, other expenses for Class T shares would be 0.65% (taking into account the fee changes described in footnote 10). and total annual fund operating expenses for Class T shares would be 1.47% (taking into account the changes described in footnote 10). The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.
(10) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund that will be effective November 1, 2003. If the prior transfer agency fees were reflected in the table, other expenses for class T and G shares would be 0.69% and 0.45%, respectively and total annual fund operating expenses would be 1.51% and 2.22%, respectively.

 Example Expenses (your actual costs may be higher or lower)

Class                                                 1 Year 3 Years 5 Years 10 Years
Class T                                                $717  $1,016  $1,336   $2,242
-------------------------------------------------------------------------------------
Class G did not sell your shares                       $216  $  667  $1,144   $2,297
        sold all your shares at the end of the period  $716  $1,067  $1,444   $2,297

                                                                             ---

Your Account
-------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.

    -----------------------------------------------------------------------

      INVESTMENT MINIMUMS
      Initial Investment.......................................... $1,000
      Subsequent Investments......................................    $50
      Automatic Investment Plan*..................................    $50
      Retirement Plan.............................................    $25
      * The initial investment minimum of $1,000 is waived on these plans.
      The Fund reserves the right to change these investment minimums.
      The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
    -----------------------------------------------------------------------

 Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging Class T or Class G
                   shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. The designated amount will
                   be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or
                   change the amount of the exchange (subject to the $100
                   minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this
                   feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-345-6611.

---

Your Account


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

Class T shares Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. To determine the sales charge you pay on additional investments in Class T shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

 Class T Sales Charges

                                                                  % of offering
                                            As a % of                 price
                                            the public   As a %    retained by
                                             offering   of your     financial
            Amount invested                   price    investment    advisor
            Less than $50,000                  5.75       6.10        5.00
            -------------------------------------------------------------------
            $50,000 to less than $100,000      4.50       4.71        3.75
            -------------------------------------------------------------------
            $100,000 to less than $250,000     3.50       3.63        2.75
            -------------------------------------------------------------------
            $250,000 to less than $500,000     2.50       2.56        2.00
            -------------------------------------------------------------------
            $500,000 to less than $1,000,000    2.00       2.04        1.75
            -------------------------------------------------------------------
            $1,000,000 or more                 0.00       0.00        0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 Purchases Over $1 Million

                Amount purchased                    Commission %
                Less than $3 million                    1.00
                ------------------------------------------------
                $3 million to less than $5 million      0.80
                ------------------------------------------------
                $5 million to less than $25 million     0.50
                ------------------------------------------------
                $25 million or more                     0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

                                                                             ---

Your Account



       ------------------------------------------------------------------

         UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES
         Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
         time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. Ask your financial advisor or the
         Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
         longest.
       ------------------------------------------------------------------

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

Class G shares Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class G shares as described in the chart below.

 Class G Sales Charges

                                               % deducted when
                 Holding period after purchase shares are sold
                    Through first year              5.00
                 ---------------------------------------------
                    Through second year             4.00
                 ---------------------------------------------
                    Through third year              4.00
                 ---------------------------------------------
                    Through fourth year             4.00
                 ---------------------------------------------
                    Through fifth year              3.00
                 ---------------------------------------------
                    Through sixth year              2.00
                 ---------------------------------------------
                    Through seventh year            1.00
                 ---------------------------------------------
                    Longer than seven years         None

Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

---

Your Account



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policies. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into the same share class (or
                   Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-422-3737.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                   Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                   period. You do not need to set up this feature in advance
                   of your call. Certain restrictions apply to retirement
                   accounts. For details, call 1-800-345-6611.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                   address below. In your letter of instruction, note the
                   Fund's name, share class, account number, and the dollar
                   value or number of shares you wish to sell. All account
                   owners must sign the letter, and signatures must be
                   guaranteed by either a bank, a member firm of a national
                   stock exchange or another eligible guarantor institution.
                   Additional documentation is required for sales by
                   corporations, agents, fiduciaries, surviving joint owners
                   and individual retirement account owners. For details, call
                   1-800-345-6611.
                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                   available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                   reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund is not intended for short-term or frequent trading in its shares. Short-term excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Columbia Funds Distributor, Inc.), reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically

---

Your Account


convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

                                                                             ---

Your Account



       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. The investment advisor is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustee's. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969. As of December 31, 2002, Columbia Management and its affiliates managed over $145 billion in assets.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. (Fleet), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet was the investment advisor to the Fund. As a result of the merger, Columbia Management is now the investment advisor to the Fund.

For the 2003 fiscal year, aggregate advisory fees paid to the advisor by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Scott L. Davis, a vice president of the advisor, is a co-manager for the Fund and has co-managed the Fund since November 2001. Mr. Davis has been with the advisor and its predecessor since 1985. Mr. Davis received an MA degree from the University of Connecticut.

Richard Dahlberg, CFA, a senior portfolio manager and head of the advisor's large cap value team, is a co-manager of the Fund and has co-managed the Fund since October 2003. Prior to joining the advisor in September 2003, Mr. Dahlberg managed value investments for the last 30 years, most recently with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002, and with Pioneer Investment Management, Inc. from September 1998 to November 2001. Mr. Dahlberg received an MBA degree from the Wharton School of the University of Pennsylvania.

Other members of the advisor's large cap value team also participate in the management of the Fund.

                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information shown is that of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to November 25, 2002. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on and after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended April 30, 2003 is unaudited. The information for periods ended on October 31, 1998 has been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

 The Fund

                                               (Unaudited)
                                               Period ended
                                                April 30,                          Year ended October 31,
                                                2003/(a)/        2002         2001        2000        1999        1998/(b)/
                                                 Class T        Class T      Class T     Class T     Class T       Class T
                                               ------------   -------      -------      -------     -------     --------
 Net asset value --
 Beginning of period ($)                            8.54       10.02        10.46         9.89        9.62       10.00
-------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(c)/                       0.07/(d)/   0.01/(d)/    0.03/(d)/    0.04        0.04/(d)/     --/(e)/
   Net realized and unrealized gain (loss)         (0.03)      (1.08)/(f)/  (0.11)        1.75        0.27       (0.38)
-------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                 0.04       (1.07)       (0.08)        1.79        0.31       (0.38)
-------------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                      (0.05)      (0.02)       (0.03)       (0.04)      (0.03)         --
   From net realized capital gains                    --       (0.39)       (0.33)       (1.18)      (0.01)         --
-------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders      (0.05)      (0.41)       (0.36)       (1.22)      (0.04)         --
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                  8.53        8.54        10.02        10.46        9.89        9.62
-------------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(g)/                             0.48/(h)/ (11.50)/(i)/  (0.83)/(i)/  21.09/(i)/   3.25/(i)/  (3.75)/(h)(i)/
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets (%):
   Expenses                                         1.46/(k)/   1.40         1.24         1.20        1.19        1.40/(k)/
   Net investment income                            1.57/(k)/   0.05         0.25         0.40        0.41        0.06/(k)/
   Waiver/reimbursement (%)                           --        0.29         0.26         0.40        0.44        1.01/(k)/
  Portfolio turnover rate (%)                         19/(h)/     65/(j)/      81           81          79          30/(h)/
  Net assets, end of period (000's) ($)           92,723       6,578        8,400        8,505       8,229       4,051

(a) On November 25, 2002, the Galaxy Strategic Equity Fund, Retail A shares were redesignated Liberty Strategic Equity Fund, Class T shares.
(b) The Fund commenced operations on March 4, 1998.
(c) Net investment income per share before reimbursement of certain expenses for the six months ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and the period ended October 31, 1998 was $0.07,
    $(0.02), $0.00, $0.00, $0.00 and $0.00, respectively.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Rounds to less than $0.01 per share.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h) Not annualized.
(i) Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(j) Portfolio turnover rates excludes securities delivered from processing redemptions in kind.
(k) Annualized.

---

Financial Highlights



 The Fund

                                                   (Unaudited)
                                                   Period ended
                                                    April 30,                            Year ended October 31,
                                                    2003/(a)/         2002         2001        2000         1999
                                                     Class G         Class G      Class G     Class G      Class G
                                                   ------------    -------      -------      -------     -------
 Net asset value --
 Beginning of period ($)                                8.36         9.87        10.37         9.84        9.61
----------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income (loss)/(c)/                    0.03/(d)/   (0.07)/(d)/  (0.06)/(d)/  (0.04)      (0.02)/(d)/
   Net realized and unrealized gain (loss)             (0.03)       (1.05)/(e)/  (0.11)        1.75        0.26
----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                       --        (1.12)       (0.17)        1.71        0.24
----------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                          (0.02)          --           --           --/(f)/     --
   From net realized capital gains                        --        (0.39)       (0.33)       (1.18)      (0.01)
----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders        (0.02)       (0.39)       (0.33)       (1.18)      (0.01)
----------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                      8.34         8.36         9.87        10.37        9.84
----------------------------------------------------------------------------------------------------------------------
  Total return (%)/(g)/                                (0.01)/(h)/ (12.16)/(i)/  (1.71)/(i)/  20.33/(i)/   2.50/(i)/
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets (%):
   Expenses                                             2.33         2.17         2.02         1.95        1.84
   Net investment income (loss)                         0.69        (0.72)       (0.53)       (0.35)      (0.24)
   Waiver/reimbursement (%)                               --         0.25         0.24         0.40        0.56
  Portfolio turnover rate (%)                             19/(h)/      65/(j)/      81           81          79
  Net assets, end of period (000's) ($)               10,573        2,093        2,286        1,555       1,348



                                                     1998/(b)/
                                                      Class G
                                                   --------
 Net asset value --
 Beginning of period ($)                            10.00
------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income (loss)/(c)/                (0.02)
   Net realized and unrealized gain (loss)          (0.37)
------------------------------------------------------------------
   Total from Investment Operations                 (0.39)
------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                          --
   From net realized capital gains                     --
------------------------------------------------------------------
   Total Distributions Declared to Shareholders        --
------------------------------------------------------------------
 Net asset value --
 End of period ($)                                   9.61
------------------------------------------------------------------
  Total return (%)/(g)/                             (4.76)/(h)(i)/
------------------------------------------------------------------
 Ratios to average net assets (%):
   Expenses                                          2.01/(k)/
   Net investment income (loss)                     (0.55)/(k)/
   Waiver/reimbursement (%)                          1.04/(k)/
  Portfolio turnover rate (%)                          30/(h)/
  Net assets, end of period (000's) ($)               583

(a) On November 25, 2002, the Galaxy Strategic Equity Fund, Retail B shares were redesignated Liberty Strategic Equity Fund, Class G shares.
(b) The Fund commenced operations on March 4, 1998.
(c) Net investment income per share before reimbursement of certain expenses for the six months ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and the period ended October 31, 1998 was $0.03,
    $(0.10), $0.06, $(0.08), $(0.08) and $(0.06), respectively.
(d) Per share data was calculated using average shares outstanding during the period.
(e) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f) Rounds to less than $0.01 per share.
(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h) Not annualized.
(i) Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.
(j Portfolio turnover rates excludes securities delivered from processing redemptions in kind.
(k) Annualized.

                                                                             ---

Notes
-------------------------------------------------------------------------------

================================================================================

---

Notes


================================================================================

                                                                            ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI (formerly named Liberty-Stein Roe Funds Investment Trust) 811-4978

..  Columbia Dividend Income Fund (formerly named Columbia Strategic Equity Fund)

--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       Advised by Columbia Management Advisors, Inc.

       (c)2003 Columbia Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750  www.columbiafunds.com
                                                               727-01/969P-1003

Columbia Dividend Income Fund           Prospectus, March 1, 2003 As Revised
                                        October 27, 2003
-------------------------------------------------------------------------------

Class Z Shares

Advised by Columbia Management Advisors, Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                  2
--------------------------------------------
Investment Goal.........................  2
Principal Investment Strategies.........  2
Principal Investment Risks..............  2
Performance History.....................  4
Your Expenses...........................  5

YOUR ACCOUNT                              7
--------------------------------------------
How to Buy Shares.......................  7
Eligible Investors......................  7
Sales Charges...........................  8
How to Exchange Shares..................  9
How to Sell Shares......................  9
Fund Policy on Trading of Fund Shares... 10
Other Information About Your Account.... 10

MANAGING THE FUND                        13
--------------------------------------------
Investment Advisor...................... 13
Portfolio Managers...................... 13

FINANCIAL HIGHLIGHTS                     14
--------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC  May Lose Value
       Insured   No Bank Guarantee

The Fund
-------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The advisor looks for investments that it believes offer prospects for dividend growth and capital appreciation.

The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the advisor believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

       ------------------------------------------------------------------
         Value stocks are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

         Growth stocks generally offer the potential for strong
         revenue and earnings, and accompanying capital growth, with less dividend income than value stocks.
       ------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies

---

The Fund


may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and issuer risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

Lower-rated debt securities. Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                             ---

The Fund



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares./(1)/ The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year and the life of the Fund./(2)/ The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

       ------------------------------------------------------------------

         UNDERSTANDING PERFORMANCE
         Calendar year total returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations./(1)/

         Average annual total returns are a measure of the Fund's average performance over the past one-year and life of the Fund periods./(2)/

         The Fund's returns are compared to the Russell 1000 Value
         Index, an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Fund's returns were compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely
         held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The Russell 1000 Value
         Index more closely approximates the Fund's portfolio. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.
       ------------------------------------------------------------------

 Calendar Year Total Returns (Class Z)/(1)/

                                    [CHART]

 1999        2000         2001          2002
------      -------      -------       -------
 0.42%       22.74%       8.63%        -20.30%


The Fund's year-to-date total return through For period shown in bar chart:
September 30, 2003 was +8.29%                Best quarter: 4th quarter 2001, +17.09%
                                             Worst quarter: 3rd quarter 2002, -19.78%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Strategic Equity Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

---

The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2002/(2)/

                                                                       Life of
                                                               1 Year  the Fund
Class Z (%)
  Return Before Taxes                                          -20.30    2.00
  Return After Taxes on Distributions                          -20.62    0.35
  Return After Taxes on Distributions and Sale of Fund Shares  -12.65    0.93
----------------------------------------------------------------------------------
S&P 500 Index (%)                                              -22.09  -2.25/(3)/
----------------------------------------------------------------------------------
Russell 1000 Value Index                                       -15.52   0.14/(3)/
----------------------------------------------------------------------------------

(2) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. Trust Shares were initially offered by the Galaxy Fund on March 4, 1998. On October 27, 2003, the investment policies of the Fund (formerly known as Columbia Strategic Equity Fund) were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.
(3) Performance information is from February 28, 1998.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

       ------------------------------------------------------------------

         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions

       ------------------------------------------------------------------

 Shareholder Fees/(4)/ (paid directly from your investment)

  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
  ----------------------------------------------------------------------------
  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
  ----------------------------------------------------------------------------
  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                    /(5)/

(4) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.
(5) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                             ---

The Fund



 Annual Fund Operating Expenses (deducted directly from Fund assets)

             Management fee/(6)/ (%)                          0.82
             -----------------------------------------------------
             Distribution and service (12b-1) fees (%)        0.00
             -----------------------------------------------------
             Other expenses/(7)(8)/ (%)                       0.36
             -----------------------------------------------------
             Total annual fund operating expenses/(7)(8)/ (%) 1.18
             -----------------------------------------------------

(6) Management fees include 0.75% of advisory fees and 0.07% of administration fees.
(7) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund that will be effective November 1, 2003. If the prior transfer agency fees were reflected in the table, other expenses would be 0.22% and total annual fund operating expenses would be 1.04%.
(8) The advisor and/or its affiliates have agreed to reimburse 0.04% of transfer agency fees. As a result, other expenses would be 0.32% and total annual fund operating expenses would be 1.14%. The advisor and/or its affiliates have agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

 Example Expenses (your actual costs may be higher or lower)

                        1 Year 3 Years 5 Years 10 Years
                         $120   $375    $649    $1,432

---

Your Account
-------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.

 Outlined below are the various options for buying shares:

Method             Instructions
Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                   your request prior to the close of regular trading on the
                   New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                   time. Your financial advisor may charge you fees for
                   executing the purchase for you.
-------------------------------------------------------------------------------
By check           For new accounts send a completed application and check
(new account)      made payable to the Fund to the transfer agent, Columbia
                   Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By check           For existing accounts fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and
                   account number with a check made payable to the Fund to
                   Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
-------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the
                   Fund for your account by exchanging shares you own in one
                   fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if
                   exchanging from a money market fund. To exchange by
                   telephone, call 1-800-338-2550.
-------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from
                   your bank account to your Fund account. To wire funds to
                   your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-338-2550. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                   prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
-------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments automatically
investment plan    from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                   transfer. Be sure to complete the appropriate section of
                   the application for this feature.
-------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   You must have a current balance of at least $5,000 in the
                   fund the money is coming from. The designated amount will
                   be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or
                   change the amount of the exchange (subject to the $100
                   minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this
                   feature.
-------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by
diversification    another fund into the same class of shares of the Fund at
                   no additional sales charge. To invest your dividends in the
                   Fund, call 1-800-338-2550.

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

   . any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

   . any trustee or director (or family member) of any fund distributed by Columbia Funds Distributor, Inc.; and

   . any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

                                                                             ---

Your Account



$100,000 minimum initial investment

   . clients of broker-dealers or registered investment advisors that both recommend the purchase of fund shares and charge clients an asset-based fee; and

   . any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

   . any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

   . a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

   . investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

   . any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

-----------------------------------------

  CHOOSING A SHARE CLASS
  The Fund offers one class of shares
  in this prospectus -- Class Z.

  The Fund also offers five additional
  classes of shares -- Class A, B, C,
  T and G shares are available through
  separate prospectuses. Each share
  class has its own sales charge and
  expense structure. Determining which
  share class is best for you depends
  on the dollar amount you are
  investing and the number of years
  for which you are willing to invest.
  Based on your personal situation,
  your financial advisor can help you
  decide which class of shares makes
  the most sense for you. In general,
  anyone who is eligible to purchase
  Class Z shares, which do not incur
  Rule 12b-1 fees or sales charges,
  should do so in preference over
  other classes.
-----------------------------------------

---

Your Account



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See
"Fund Policy on Trading of Fund Shares" for the Fund's policies. To exchange by telephone, call 1-800-338-2550.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price.
"Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

                                                                             ---

Your Account



 Outlined below are the various options for selling shares:

 Method            Instructions
 Through your      You may call your financial advisor to place your sell
 financial advisor order. To receive the current trading day's price, your financial advisor must receive your request prior to the
                   close of regular trading on the NYSE, usually 4:00 p.m.
                   Eastern time. Your financial advisor may charge you fees
                   for executing a redemption for you.
 ------------------------------------------------------------------------------
 By exchange       You or your financial advisor may sell shares of the Fund
                   by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Columbia Funds
                   Distributor, Inc. at no additional cost. To exchange by
                   telephone, call 1-800-338-2550.
 ------------------------------------------------------------------------------
 By telephone      You or your financial advisor may sell shares of the Fund
                   by telephone and request that a check be sent to your
                   address of record by calling 1-800-338-2550, unless you
                   have notified the Fund of an address change within the
                   previous 30 days. The dollar limit for telephone sales is
                   $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
 ------------------------------------------------------------------------------
 By mail           You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                   the letter, and signatures must be guaranteed by either a
                   bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries,
                   surviving joint owners and individual retirement account
                   owners. For details, call 1-800-338-2550.

                   Mail your letter of instruction to Columbia Funds Services,
                   Inc., P.O. Box 8081, Boston, MA 02266-8081.
 ------------------------------------------------------------------------------
 By wire           You may sell shares of the Fund and request that the
                   proceeds be wired to your bank. You must set up this
                   feature prior to your telephone request. Be sure to
                   complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By systematic     You may automatically sell a specified dollar amount or
 withdrawal plan   percentage of your account on a monthly, quarterly or
                   semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and
                   capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
 ------------------------------------------------------------------------------
 By electronic     You may sell shares of the Fund and request that the
 funds transfer    proceeds be electronically transferred to your bank.
                   Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                   request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund is not intended for short-term or frequent trading in its shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Columbia Funds Distributor, Inc.), reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

---

Your Account



The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for any class of shares offered by the Fund.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

       ------------------------------------------------------------------

         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
       ------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                             ---

Your Account



 Distribution Options

    Reinvest all distributions in additional shares of your current fund
  ---------------------------------------------------------------------------
    Reinvest all distributions in shares of another fund
  ---------------------------------------------------------------------------
    Receive dividends in cash (see options below) and reinvest capital gains
  ---------------------------------------------------------------------------
    Receive all distributions in cash (with one of the following options):
  .  send the check to your address of record
  .  send the check to a third party address
  .  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

---

Managing the Fund
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. The investment advisor is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor has been an investment advisor since 1969. As of December 31, 2002, Columbia Management and its affiliates managed over $145 billion in assets.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. (Fleet), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Fleet was the investment advisor to the Fund. As a result of the merger, Columbia Management is now the Investment advisor to the Fund.

For the 2003 fiscal year, aggregate advisory fees paid to the advisor by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Scott L. Davis, a vice president of the advisor, is a co-manager for the Fund and has co-managed the fund since November 2001. Mr. Davis has been with the advisor and its predecessor since 1985. Mr. Davis received an MA degree from the University of Connecticut.

Richard Dahlberg, CFA, a senior portfolio manager and head of the advisor's large cap value team, is a co-manager of the Fund and has co-managed the Fund since October 2003. Prior to joining the advisor in September 2003, Mr. Dahlberg managed value investments for the last 30 years, most recently with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002, and with Pioneer Investment Management, Inc. from September 1998 to November 2001. Mr. Dahlberg received an MBA degree from the Wharton School of the University of Pennsylvania.

Other members of the advisor's large cap value team also participate in the management of the Fund.

                                                                             ---

Financial Highlights
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information shown for Class Z shares is that of the Trust Shares of the Galaxy Fund for periods prior to November 25, 2002. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on and after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended April 30, 2003 is unaudited. The information for the period ended October 31, 1998 has been audited by other independent accountants, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

 The Fund

                                               (Unaudited)
                                               Period ended
                                                April 30,                           Year ended October 31,
                                                2003/(a)/        2002          2001         2000        1999        1998/(b)/
                                                 Class Z        Class Z       Class Z      Class Z     Class Z      Class Z
                                               ------------   -------      -------       -------     -------     --------
 Net asset value --
 Beginning of period ($)                            8.56       10.03         10.48         9.90        9.63        10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
   Net investment income/(c)/                       0.08/(d)/   0.06/(d)/     0.08/(d)/    0.08        0.09/(d)/    0.01
   Net realized and unrealized gain (loss)         (0.03)      (1.07)/(e)/   (0.12)        1.76        0.27        (0.37)
---------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                 0.05       (1.01)        (0.04)        1.84        0.36        (0.36)
---------------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared
 to Shareholders ($):
   From net investment income                      (0.07)      (0.07)        (0.08)       (0.08)      (0.08)       (0.01)
   From net realized capital gains                    --       (0.39)        (0.33)       (1.18)      (0.01)          --
---------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders      (0.07)      (0.46)        (0.41)       (1.26)      (0.09)       (0.01)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                  8.54        8.56         10.03        10.48        9.90         9.63
---------------------------------------------------------------------------------------------------------------------------------
  Total return (%)/(f)/                             0.65/(g)/ (11.07)/(h)/   (0.43)/(h)/  21.69/(h)/   3.64/(h)/   (3.62)/(g)(h)/
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets (%):
   Expenses                                         0.88/(j)/   0.82          0.75         0.78        0.80         1.27/(j)/
   Net investment income                            2.13/(j)/   0.63          0.74         0.83        0.80         0.19/(j)/
  Portfolio turnover rate (%)                         19/(g)/     65/(i)/       81           81          79           30/(g)/
  Net assets, end of period (000's) ($)           78,152      19,896       102,909       93,558      71,063       63,061

(a) On November 25, 2002, the Galaxy Strategic Equity Fund, Trust shares were redesignated Liberty Strategic Equity Fund, Class Z shares.
(b) The Fund commenced operations on March 4, 1998.
(c) Net investment income per share before reimbursement of certain expenses for the six months ended April 30, 2003 and the years ended October 31, 2002, 2001, 2000, 1999 and the period ended October 31, 1998 was $0.08,
    $0.04, $(0.08), $0.06, $0.06 and $0.00, respectively.
(d) Per share data was calculated using average shares outstanding during the period.
(e) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f) Total return at net asset value assuming all distributions reinvested.
(g) Not annualized.
(h) Had the advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i) Portfolio turnover rate excludes securities delivered from processing redemptions in kind.
(j) Annualized.

---

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust XI (formerly named Liberty-Stein Roe Funds Investment Trust): 811-4978

..  Columbia Dividend Income Fund (formerly named Columbia Strategic Equity Fund)

--------------------------------------------------------------------------------

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       Advised by Columbia Management Advisors, Inc.

       (c)2003 Columbia Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
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